CONDENSED CONSOLIDATED OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flow from operating activities:
Net income	$ (18,837)	$ (16,312)	$ (17,656)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and accretion	7,216	6,097	5,285
Provision for loan losses	4,300	3,775	6,150
Gain on sale of premises and equipment and other real estate, net	(213)	(105)	(32)
Writedown of other real estate	200	208	493
Deferred income tax benefit	(1,328)	(574)	(763)
Income from equity-method investments, net	(336)	(363)	59
(Loss) on calls of securities, net	118	191	170
Net gain on sale of mortgage loans	(3,959)	(2,126)	(2,366)
Originations of loans held for sale	(271,815)	(166,240)	(203,582)
Proceeds from sale of loans held for sale	262,217	174,923	198,492
(Increase) decrease in other assets	(689)	304	3,564
Increase (decrease) in all other liabilities	1,679	2,930	(2,857)
Net cash provided by operating activities	16,227	35,332	22,269
Securities available-for-sale:
Proceeds from maturities and calls	103,842	80,156	65,844
Purchases	(93,322)	(79,888)	(62,409)
Securities held to maturity:
Proceeds from maturities and calls	36,329	42,613	33,256
Purchases	(46,632)	(55,228)	(31,076)
Loan principal collections in excess of originations, net	(158,306)	(99,398)	(45,135)
Purchase of premises and equipment, net	(1,597)	(4,044)	(4,428)
Purchases of FRB and FHLB stock, net	(95)	(196)	229
Investment in equity-method investments	(679)	(5)	(752)
Proceeds from sale of other real estate	3,261	1,158	1,144
Acquistion of WBI net of cash acquired	0	(1,725)	0
Net cash provided (used) by investing activities	(157,199)	(116,557)	(43,327)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Net increase in demand, savings and money market deposits	144,104	163,466	96,846
Net decrease in time deposits	(27,851)	(90,186)	(1,213)
Principal repayments of term borrowings	(2,632)	(330)	(9,534)
Proceeds from sale of treasury stock	39	46	54
Payments to acquire treasury stock	(1,442)	(219)	(511)
Proceeds from issuance of treasury stock under stock option plan	1,252	0	310
Tax benefit from stock option exercise	1,122	0	232
Change in noncontrolling interest, net	226	(2,364)	0
Dividends paid	(8,975)	(5,405)	(5,121)
Net cash provided by financing activities	105,391	69,736	81,063
Net increase in cash and cash equivalents	(35,581)	(11,489)	60,005
Cash and cash equivalents - beginning of period	126,740	138,229	78,224
Cash and cash equivalents - end of period	91,159	126,740	138,229
Supplemental Cash Flow Information [Abstract]
Interest paid	8,575	12,251	15,444
Income taxes paid	8,336	7,395	8,029
Cash Flow, Noncash Investing and Financing Activities Disclosure [Abstract]
Real estate acquired in settlement of loans	2,534	1,861	2,927
Fairvalueofacquisitionsabstract [Abstract]
Fair value of assets acquired (noncash)	0	8,878	0
Fair value of liabilities assumed.	$ 0	$ 8,454	$ 0